Financial Instruments and Fair Value Measurements, Assets Measured at Fair Value on Non-Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Impairment [Abstract]
Indefinite lived trademarks	$ 0	$ 0	$ 0
Goodwill	0	0	0
Definite lived intangible assets	0	0	0
Property, plant and equipment	2	8	0
Impairment charges	2	8	0
Fair Value on Nonrecurring Basis [Member]
Fair Value of Assets [Abstract]
Indefinite lived trademarks	248	248	248
Goodwill	5,173	5,051	2,944
Definite lived intangible assets	2,249	2,532	1,092
Property, plant and equipment	4,561	4,714	2,488
Total	12,231	12,545	6,772
Fair Value on Nonrecurring Basis [Member] | Level 1 [Member]
Fair Value of Assets [Abstract]
Indefinite lived trademarks	0	0	0
Goodwill	0	0	0
Definite lived intangible assets	0	0	0
Property, plant and equipment	0	0	0
Total	0	0	0
Fair Value on Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value of Assets [Abstract]
Indefinite lived trademarks	0	0	0
Goodwill	0	0	0
Definite lived intangible assets	0	0	0
Property, plant and equipment	0	0	0
Total	0	0	0
Fair Value on Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value of Assets [Abstract]
Indefinite lived trademarks	248	248	248
Goodwill	5,173	5,051	2,944
Definite lived intangible assets	2,249	2,532	1,092
Property, plant and equipment	4,561	4,714	2,488
Total	$ 12,231	$ 12,545	$ 6,772